Cash and cash equivalents and adjusted net debt - Additional information (Detail) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Corporate bond
Cash Reconciliation [Line Items]
Fair value of corporate bonds	£ 5,041	£ 4,120